Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Dec. 31, 2013
Revenue:
Vessel revenue
Operating expenses:
Voyage expenses
Vessel operating expenses
Depreciation and amortization
General and administrative expenses	5,505
Total operating expenses	5,505
Operating loss	(5,505)
Other income (expense):
Interest income	341
Foreign exchange loss	(1,135)
Other expense, net	(8)
Total other loss	(802)
Net loss	$ (6,307)
Weighted-average shares outstanding:
Basic	39,925,160
Diluted	39,925,160
Loss per common share:
Basic	$ (0.16)
Diluted	$ (0.16)